Business Segment Information (Tables)	6 Months Ended
Jun. 30, 2012
Distribution of Net Revenue by Geographical Area
a) The distribution of net revenue by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
	(in thousands)		(in thousands)
Ireland	$40,767	$24,080	$69,762	$53,433
Rest of Europe	87,230	85,868	173,274	166,945
U.S.	114,237	93,826	221,984	186,390
Rest of World	34,773	29,271	64,320	55,574
Total	$277,007	$233,045	$529,340	$462,342
* All sales shown for Ireland are export sales.

Distribution of Net Revenue by Business Segment
b)  The distribution of net revenue by business segment was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
	(in thousands)		(in thousands)
Clinical research	$255,952	$216,163	$488,857	$429,007
Central laboratory	21,055	16,882	40,483	33,335
Total	$277,007	$233,045	$529,340	$462,342

Distribution of Income from Operations by Geographical Area
c)  The distribution of income from operations by geographical area was as follows:
	Three months ended
	June 30,	June 30,	June 30,
	2012	2012	2012
	Excluding Restructuring and other non- recurring items	Restructuring and other non- recurring items	Including Restructuring and other non- recurring items
	(in thousands)
Ireland	$1,770	$(2,075)	$(305)
Rest of Europe	7,247	(546)	6,701
U.S.	4,362	(2,650)	1,712
Rest of World	3,261	(365)	2,896
Total	$16,640	$(5,636)	$11,004

	Three months ended
	June 30,	June 30,	June 30,
	2011	2011	2011
	Excluding Restructuring and other non- recurring items	Restructuring and other non- recurring items	Including Restructuring and other non- recurring items
	(in thousands)
Ireland	$(4,386)	-	$(4,386)
Rest of Europe	11,368	-	11,368
U.S.	6,600	-	6,600
Rest of World	1,924	-	1,924
Total	$15,506	-	$15,506

	Six months ended
	June 30,	June 30,	June 30,
	2012	2012	2012
	Excluding Restructuring and other non- recurring items	Restructuring and other non- recurring items	Including Restructuring and other non- recurring items
	(in thousands)
Ireland	$(4,526)	$(2,075)	$(6,601)
Rest of Europe	16,968	(546)	16,422
U.S.	10,919	(2,650)	8,269
Rest of World	5,011	(365)	4,646
Total	$28,372	$(5,636)	$22,736

	Six months ended
	June 30,	June 30,	June 30,
	2011	2011	2011
	Excluding Restructuring and other non- recurring items	Restructuring and other non- recurring items	Including Restructuring and other non- recurring items
	(in thousands)
Ireland	$(1,797)	$(85)	$(1,882)
Rest of Europe	16,841	(1,803)	15,038
U.S.	12,891	(3,114)	9,777
Rest of World	3,542	-	3,542
Total	$31,477	(5,002)	$26,475

Distribution of Income from Operations by Business Segment
d)  The distribution of income from operations by business segment was as follows:

	Three months ended
	June 30,	June 30,	June 30
	2012	2012	2012
	Excluding Restructuring and other non- recurring items	Restructuring and other non- recurring items	Including Restructuring and other non- recurring items
	(in thousands)
Clinical research	$16,140	$(5,478)	$10,662
Central laboratory	500	(158)	342
Total	$16,640	$(5,636)	$11,004

	Three months ended
	June 30,	June 30,	June 30,
	2011	2011	2011
	Excluding Restructuring and other non- recurring items	Restructuring and other non- recurring items	Including Restructuring and other non- recurring items
	(in thousands)
Clinical research	$14,939	-	$14,939
Central laboratory	567	-	567
Total	$15,506	-	$15,506

	Six months ended
	June 30,	June 30,	June 30,
	2012	2012	2012
	Excluding Restructuring and other non- recurring items	Restructuring and other non- recurring items	Including Restructuring and other non- recurring items
	(in thousands)
Clinical research	$26,239	$(5,478)	$20,761
Central laboratory	2,133	(158)	1,975
Total	$28,372	$(5,636)	$22,736

	Six months ended
	June 30,	June 30,	June 30,
	2011	2011	2011
	Excluding Restructuring and other non- recurring items	Restructuring and other non- recurring items	Including Restructuring and other non- recurring items
	(in thousands)
Clinical research	$33,616	$(3,457)	$30,159
Central laboratory	(2,139)	(1,545)	(3,684)
Total	$31,477	$(5,002)	$26,475

Distribution of Property, Plant and Equipment, Net, by Geographical Area
e) The distribution of property, plant and equipment, net, by geographical area was as follows:

	June 30,	December 31,
	2012	2011
	(in thousands)
Ireland	$105,501	$109,953
Rest of Europe	15,151	16,419
U.S.	32,323	33,086
Rest of World	8,899	9,003
Total	$161,874	$168,461

Distribution of Property, Plant and Equipment, Net, by Business Segment
f) The distribution of property, plant and equipment, net, by business segment was as follows:

	June 30,	December 31,
	2012	2011
	(in thousands)
Clinical research	$145,376	$150,169
Central laboratory	16,498	18,292
Total	$161,874	$168,461

Distribution of Depreciation and Amortization by Geographical Area
g) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
	(in thousands)		(in thousands)
Ireland	$4,506	$3,236	$9,001	$6,182
Rest of Europe	1,759	1,854	3,739	3,436
U.S.	3,535	3,125	6,937	6,468
Rest of World	1,030	1,114	1,955	2,216
Total	$10,830	$9,329	$21,632	$18,302

Distribution of Depreciation and Amortization by Business Segment
h) The distribution of depreciation and amortization by business segment was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
	(in thousands)		(in thousands)
Clinical research	$10,008	$7,962	$19,902	$15,697
Central laboratory	822	1,367	1,730	2,605
Total	$10,830	$9,329	$21,632	$18,302

Distribution of Total Assets by Geographical Area
i) The distribution of total assets by geographical area was as follows:

	June 30,	December 31,
	2012	2011
	(in thousands)
Ireland	$418,507	$414,510
Rest of Europe	230,992	216,313
U.S.	408,123	363,527
Rest of World	47,272	41,117
Total	$1,104,894	$1,035,467

Distribution of Total Assets by Business Segment
j) The distribution of total assets by business segment was as follows:

	June 30,	December 31,
	2012	2011
	(in thousands)
Clinical research	$1,052,033	$980,283
Central laboratory	52,861	55,184
Total	$1,104,894	$1,035,467